Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	$ (30)	$ 7	$ 0
Net Unrealized gains (losses) on available-for-sale securities, tax	0	0	0
Realized gains on available-for-sale securities reclassified to earnings, tax	0	0	1
Net unrealized holding losses arising during period,tax	4	1	1
Cash flow hedges reclassified to earnings, tax	(3)	0	(9)
Pension and post retirement benefits, tax	25	(19)	1
Pension and post retirement benefits reclassified to earnings, tax	$ (1)	$ (6)	$ (6)